Destinations International Equity Fund
Destinations International Equity Fund (DIEFX)
Investment objective
Long term capital appreciation.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Destinations International Equity Fund Class I
Management Fees	1.00%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.29%
Acquired Fund Fees and Expenses (AFFE)	0.03%
Total Annual Fund Operating Expenses	1.32%
Fee Waivers and Expense Reimbursements	(0.15%)
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	1.17%	[1]
[1]	Effective March 17, 2017, the Fund's adviser, Brinker Capital, Inc. ("Brinker" or the "Adviser"), has contractually agreed to waive a portion of its management fee for a period of one year as necessary to keep the Fund's management fee from exceeding 0.39% more than the total amount of sub-advisory fees paid by the Adviser. This contractual waiver will only apply if the Fund's total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39%, and will not affect the Fund's total management fees if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2018. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Examples
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	After 1 year	After 3 years
Destinations International Equity Fund | Class I | USD ($)	119	404

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. The Fund had not yet commenced investment operations as of the date of this Prospectus.
Principal investment strategies
The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities. The Fund’s 80% policy is not fundamental and can be changed upon 60 days’ prior notice to shareholders.

The Fund employs a “multi-manager” strategy whereby Brinker Capital, Inc. (the “Adviser”) allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs), which use a passive management (i.e., index-tracking) strategy. When determining how to allocate the Fund’s assets between ETFs and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors.

The Fund’s assets will primarily be invested in foreign equity securities, including emerging market and frontier market equity securities, of any capitalization. Equity securities include common stock, preferred stock and securities convertible into common or preferred stock, warrants and rights, depositary receipts, and other securities with equity characteristics (for example, participatory notes or derivatives linked to a basket of underlying equity securities, certain options on common stock, and exchange-traded funds).

The Fund’s Sub-advisers will employ a number of different investment approaches. The portfolios of some Sub-advisers may, at times, be concentrated in a particular geographic region, country or small number of countries, or in a single or small number of industries or sectors. Other Sub-advisers will manage a more broadly diversified portfolio that focuses more on stocks of larger companies or various capitalization levels. Other Sub-advisers may invest in foreign companies with market capitalizations of less than $1 billion, referred to as “micro-cap” companies.

It is expected that, under normal market conditions, at least 40% of the Fund’s assets will be invested in the securities of companies that are tied economically to at least three countries outside the U.S.

A Sub-adviser may sell a security for a variety of reasons, including, but not limited to, where the Sub-adviser believes selling the security will help the Fund to secure gains, limit losses, or redeploy assets into more promising opportunities, or the valuation is no longer attractive.

The Fund’s investments in developing countries generally are traded in currencies other than U.S. dollars. As a result, certain Sub-advisers will buy and sell foreign currencies to facilitate transactions in portfolio securities. Certain Sub-advisers will invest in derivatives, including futures, forwards, options and swaps, primarily to increase or decrease currency exposure and for other investment purposes. However, not all Sub-advisers will hedge their portfolios against possible fluctuations in exchange rates.

The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.

Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.
Principal risks of investing in the Fund
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.

The Fund’s principal risks include:

Active Management Risk. Due to the active management investment strategies used by the Fund’s Sub-Advisers, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Sub-advisers’ judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect.

Concentration Risk. Issuers in a single country, a small number of countries, or a particular geographic region or issuers in an industry or sector can react similarly to market, economic, political, regulatory, geopolitical, and other conditions.

Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience volatility with respect to the value of its shares and its returns as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings in non-U.S. dollar denominated securities.

Derivatives Risk. Derivatives, such as forwards, futures, options and swaps, involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such derivatives include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivatives may also involve other risks described in this Prospectus or the Fund’s Statement of Additional Information (SAI), such as market, interest rate, credit, counterparty, currency, liquidity and leverage risks.

Equity Securities Risk. The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

Exchange-Traded Funds (ETFs) Risk. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Foreign and Emerging Markets Securities Risk. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets. Frontier markets, considered by the Fund to be a subset of emerging markets, generally have smaller economies and less mature capital markets than emerging markets. As a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. A Sub-adviser’s approach to investing could cause it to underperform other managers that employ a different investment style.

Liquidity Risk. Liquidity risk refers to the possibility that securities cannot be readily sold within seven days at approximately the price at which the Fund has valued them.

Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-advisers’ choice of securities.

Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

Multi-Manager Risk. The Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers. In addition, the investment styles of the Sub-advisers may not complement each other as expected by the Adviser. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.

Portfolio Turnover Risk. Frequent buying and selling of investments may involve higher trading costs and other expenses and may affect the Fund’s performance over time.

Securities Lending Risk. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Small-Cap and Micro-Cap Securities Risk. Small capitalization stocks may underperform other types of stocks or the equity market as a whole. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small-cap stocks typically are traded in lower volume, are less liquid, and their issuers typically are subject to greater degrees of changes in their earnings and prospects. These risks may be heightened with respect to micro-cap companies.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.
Performance
The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore, performance information is not available and has not been presented for the Fund.